Summary of Significant Accounting Policies - Capital Resources and Liquidity (Details)	12 Months Ended
	Dec. 31, 2023 contract	Dec. 31, 2022 customer
Product Information [Line Items]
Number of customers | customer		2
Google
Product Information [Line Items]
Number of contract	2
Google | Accounts Receivable | Advertising Partner Risk
Product Information [Line Items]
Concentration risk, percentage	69.00%	68.00%
Microsoft
Product Information [Line Items]
Number of contract	1
Yahoo | Accounts Receivable | Advertising Partner Risk
Product Information [Line Items]
Concentration risk, percentage	6.00%	11.00%